File Nos. 33-59261, 811-05626
                                                   Filed Under Rule 497(e)

ING  VARIABLE  ANNUITIES
Golden American Life Insurance Company
Separate Account B of golden American Life Insurance Company

                        PROFILE AND PROSPECTUS SUPPLEMENT

                               December 5, 2001

                         Supplement to the Prospectuses:

                              dated May 1, 2001 for
            Deferred Combination Variable and Fixed Annuity Contracts
      (THE "GOLDENSELECT ACCESS ONE, DVA and DVA Series 100 PROSPECTUSES")
                issued by Golden American Life Insurance Company

                                       and

                           dated November 5, 2001, for
            Deferred Combination Variable and Fixed Annuity Contracts
         (THE "GOLDENSELECT ACCESS, DVA PLUS and LANDMARK PROSPECTUSES")
                issued by Golden American Life Insurance Company
                                   ----------

                  The following information supplements certain
                    information contained in the Profiles and
                         Prospectuses dated May 1, 2001
                        and those dated November 5, 2001,
                  for Deferred Combination Variable and Fixed
                      Annuity Contracts (the "Prospectus").
                         You should keep this supplement
                                    with your
                             Profile and Prospectus.


         As of December 17, 2001, the International Equity Series of The GCG Trust (the "GCG Portfolio") as listed in your Prospectus will become available as an investment option under the variable annuity contract offered by your Prospectus.

         Directed Services, Inc. ("DSI") serves as the overall investment manager to The GCG Trust. ING Pilgrim Investments, LLC. ("ING Pilgrim"), an affiliate of the Company and DSI, serves as the portfolio manager to the GCG Portfolio. A more detailed description of the GCG portfolio is included in the May 1, 2001 Prospectus for the GCG Trust. If you would like another copy of the prospectus, please call 1-800-366-0066.

         This supplement should be retained with the Prospectus for future reference.

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121280 GALIC II                                              December 5, 2001